Contributed Equity - Summary of Ordinary Shares (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of classes of share capital [line items]
At the beginning of reporting period, amount	$ 26,532,306	$ 35,317,513	$ 24,689,743
Transaction costs relating to share issues, amount	16,142,679	(8,532)	13,477,930
At reporting date, amount	$ 33,521,927	$ 26,532,306	$ 35,317,513
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
At the beginning of reporting period, shares	2,079,742,938	2,061,630,944
Number of shares issued during year, shares	889,880,270
Number of exercise of options and warrants, shares (Shares issued during the year)	56,459,461	18,111,994
At reporting date, shares	3,026,082,669	2,079,742,938	2,061,630,944
At the beginning of reporting period, amount	$ 185,690,589	$ 184,868,978
Shares issued during year, amount	16,968,200
Exercise of options and warrants, amount (Shares issued during the year)	1,737,497	830,144
Transaction costs relating to share issues, amount	(825,521)	(8,533)
At reporting date, amount	$ 203,570,765	$ 185,690,589	$ 184,868,978